DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2015
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation

Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2015
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$20,581	0.1	$550
Mandatory commitments to sell mortgage loans	46,320	0.1	69
Pay-fixed interest rate swap agreements	27,587	8.0	(497)
Pay-variable interest rate swap agreements	27,587	8.0	497
Purchased options	2,098	5.7	122
Written options	2,098	5.7	(122)
Total	$126,271	3.7	$619
	2014
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$16,759	0.1	$437
Mandatory commitments to sell mortgage loans	38,600	0.1	(184)
Pay-fixed interest rate swap agreements	3,300	9.4	(182)
Pay-variable interest rate swap agreements	3,300	9.4	182
Total	$61,959	1.1	$253

Fair value of derivative instruments

The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2015		2014		2015		2014
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives not designated as hedging instruments

Rate-lock mortgage loan commitments	Other assets	$550	Other assets	$437	Other liabilities	$—	Other liabilities	$—
Mandatory commitments to sell mortgage loans	Other assets	69	Other assets	—	Other liabilities	—	Other liabilities	184
Pay-fixed interest rate swap agreements	Other assets	—	Other assets	—	Other liabilities	497	Other liabilities	182
Pay-variable interest rate swap agreements	Other assets	497	Other assets	182	Other liabilities	—	Other liabilities	—
Purchased options	Other assets	122	Other assets	—	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	122	Other liabilities	—
Total derivatives		$1,238		$619		$619		$366

Effect of derivative financial instruments on consolidated statement of operation

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income (1)
	2015	2014	2013		2015	2014	2013		2015	2014	2013
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$—	$—	$(37)	Interest expense	$—	$(380)	$(397)	Interest expense	$—	$—	$—
Total	$—	$—	$(37)		$—	$(380)	$(397)		$—	$—	$—

No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$113	$71	$(1,002)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	253	(312)	250
Pay-fixed interest rate swap agreements								Interest income	(315)	(182)	—
Pay-variable interest rate swap agreements								Interest income	315	182	—
Purchased options								Interest expense	122	—	—
Written options								Interest expense	(122)	—	—
UST short position								Gain on securities	—	295	—
Amended Warrant								Increase in fair value of U.S. Treasury warrant	—	—	(1,025)
Total									$366	$54	$(1,777)
(1)	For cash flow hedges, this location and amount refers to the ineffective portion.